CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 901	$ 997	$ 1,967	$ 1,926
Other income		39	6	52	70
Direct operating costs	[1]	(308)	(296)	(612)	(587)
Management service agreement		(32)	(43)	(68)	(95)
Interest expense		(315)	(255)	(621)	(483)
Share of earnings (loss) from equity-accounted investments		(3)	1	0	(1)
Foreign exchange and financial instrument gain (loss)		(9)	3	101	(30)
Depreciation		(327)	(286)	(633)	(582)
Other		52	0	18	(26)
Remeasurement of BEPC exchangeable and BEPC class B shares		380	1,080	(683)	171
Income tax (expense) recovery
Current		(34)	(29)	(72)	(67)
Deferred		16	(41)	(9)	(41)
Income tax recovery (expense)		(18)	(70)	(81)	(108)
Net income (loss)		360	1,137	(560)	255
Net income (loss) attributable to:
The partnership		291	1,046	(774)	70
Attributable to non- controlling interests
Consolidated Statment of Income (Loss) [line items]
Revenues		494	571	1,106	1,126
Other income		(8)	(10)	(7)	13
Direct operating costs		(176)	(152)	(340)	(300)
Foreign exchange and financial instrument gain (loss)		13	17	84	5
Depreciation		(199)	(162)	(381)	(329)
Remeasurement of BEPC exchangeable and BEPC class B shares		0	0	0	0
Income tax (expense) recovery
Current		(24)	(20)	(52)	(47)
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net income (loss)		68	90	211	180
Net income (loss) attributable to:
Non-controlling interests		68	90	211	180
Participating non-controlling interests – in a holding subsidiary held by the partnership
Net income (loss) attributable to:
Non-controlling interests		$ 1	$ 1	$ 3	$ 5

[1]	Direct operating costs exclude depreciation expense disclosed below.